Intellectual Property (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Intellectual Property
Schedule of license and patent

	September 30,	December 31,
	2025	2024
Licenses and patents	$3,068,995	$3,068,995
Less: Accumulated amortization	(1,722,982)	(1,569,532)
Intellectual property, net	$1,346,013	$1,499,463

	December 31,	December 31,
	2024	2023
Licenses and patents	$3,068,995	$3,068,995
Less: Accumulated amortization	(1,569,532)	(1,364,932)
Intellectual property, net	$1,499,463	$1,704,063

Schedule of estimated future annual amortization of license and patent

Annual amortization for the years ended:
December 31, 2025 (remaining)	$51,250
December 31, 2026	204,600
December 31, 2027	204,600
December 31, 2028	204,600
December 31, 2029	204,600
Thereafter	476,363
Total	$1,346,013

Annual amortization for the years ended:
December 31, 2025	$204,600
December 31, 2026	204,600
December 31, 2027	204,600
December 31, 2028	204,600
December 31, 2029	204,600
Thereafter	476,463
Total	$1,499,463